Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	NorthEast Community Bancorp, Inc.
Entity Central Index Key	0001847398
Amendment Flag	false
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false